AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 3, 1997

                                             SECURITIES ACT FILE NO. 33-63795
                                     INVESTMENT COMPANY ACT FILE NO. 811-7389


=============================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   FORM N-2

/x/        Registration Statement Under The Securities Act of 1933
/x/                     Pre-Effective Amendment No. 2
/ /                      Post-Effective Amendment No.
                                    and/or
/x/    Registration Statement Under The Investment Company Act of 1940



/x/                            Amendment No. 2
                       (check appropriate box or boxes)

                              ABC STRYPES TRUST
              (Exact Name of Registrant as Specified in Charter)

            C/O MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            WORLD FINANCIAL CENTER
                                 NORTH TOWER
                           NEW YORK, NEW YORK 10281
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (212) 449-1000

                               ROBERT E. AHERNE
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            WORLD FINANCIAL CENTER
                                 NORTH TOWER
                           NEW YORK, NEW YORK 10281
                   (Name and Address of Agent for Service)

                                  COPIES TO:


                           NORMAN D. SLONAKER, ESQ.
                               BROWN & WOOD LLP
                            ONE WORLD TRADE CENTER
                        NEW YORK, NEW YORK  10048-0557

    APPROXIMATE DATE  OF PROPOSED PUBLIC  OFFERING:   As soon  as practicable
after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

    If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. / /


    The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



                            CROSS-REFERENCE SHEET*



Item Number in Form N-2                                           Caption in Prospectus
-----------------------                                           ---------------------
PART A - INFORMATION REQUIRED IN A PROSPECTUS
1.  Outside Front Cover   . . . . . . . . . . . .  Front Cover Page
2.  Inside Front and Outside Back
    Cover Page  . . . . . . . . . . . . . . . . .  Front Cover Page; Inside Front Cover Page
3.  Fee Table and Synopsis  . . . . . . . . . . .  Prospectus Summary; Fee Table
4.  Financial Highlights  . . . . . . . . . . . .  Not Applicable
5.  Plan of Distribution  . . . . . . . . . . . .  Front Cover Page; Prospectus Summary; Underwriting
6.  Selling Shareholders  . . . . . . . . . . . .  Not Applicable
7.  Use of Proceeds   . . . . . . . . . . . . . .  Use of Proceeds; Investment Objective and Policies
8.  General Description of the Registrant   . . .  Front Cover Page; Prospectus Summary; The Trust;
                                                   Investment Restrictions; Investment Objective and
                                                   Policies; Risk Factors
9.  Management  . . . . . . . . . . . . . . . . .  Trustees and Officers; Management Arrangements
10. Capital Stock, Long-Term Debt and Other
    Securities; Federal Income
    Tax Considerations. . . . . . . . . . . . . .  Description of STRYPES
11. Defaults and Arrears on Senior Securities   .  Not Applicable
12. Legal Proceedings   . . . . . . . . . . . . .  Not Applicable
13. Table of Contents of the Statement of
    Additional Information  . . . . . . . . . . .  Not Applicable

PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
14. Cover Page  . . . . . . . . . . . . . . . . .  Not Applicable
15. Table of Contents   . . . . . . . . . . . . .  Not Applicable
16. General Information and History   . . . . . .  The Trust
17. Investment Objective and Policies   . . . . .  Investment Objective and Policies; Investment
                                                   Restrictions
18. Management  . . . . . . . . . . . . . . . . .  Trustees and Officers; Management Arrangements

19. Control Persons and Principal Holders
    of Securities   . . . . . . . . . . . . . . .  Management Arrangements

20. Investment Advisory and Other Services  . . .  Management Arrangements
21. Brokerage Allocation and Other Practices  . .  Investment Objective and Policies

_______________
    *PURSUANT  TO THE  GENERAL  INSTRUCTIONS  TO  FORM  N-2,  ALL  INFORMATION
REQUIRED TO BE SET FORTH IN  PART B: STATEMENT OF ADDITIONAL INFORMATION   HAS
BEEN INCLUDED IN PART A: THE PROSPECTUS.

22. Tax Status  . . . . . . . . . . . . . . . . .  Certain United States Federal Income Tax
                                                   Considerations
23. Financial Statements  . . . . . . . . . . . .  Financial Statements

PART C - OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



PROSPECTUS                  SUBJECT TO COMPLETION
----------
                PRELIMINARY PROSPECTUS DATED FEBRUARY 3, 1997

                         ,000,000 STRYPES(SERVICE MARK)
                              ABC STRYPES TRUST

          (Exchangeable for Shares of Common Stock of ABC Company,
                         par value $     per share)

      Each  of the  Structured Yield  Product Exchangeable  for Stock(Service
Mark) (the "STRYPES") of ABC STRYPES Trust (the "Trust") offered hereby represents a proportionate share of beneficial interest in the Trust, which
entitles the holder to receive an annual distribution of $         , and will
be exchanged for between % and 100% of each type of Reference Property (or, in certain circumstances, cash, or a combination of cash and Reference Property, with an equal value) upon conclusion of the term of the Trust on
                 , 2000 (the "Exchange Date"). The term "Reference Property" means initially one share of Common Stock, par value $ per share (the "ABC Common Stock"), of ABC Company (the "Company") and shall be subject to adjustment from time to time prior to the Exchange Date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described herein.
The annual distribution of $     per STRYPES is payable quarterly on each
  ,        ,        and        , commencing                      , 1997.  The
STRYPES are not subject to redemption.

    The Trust is a newly organized Delaware business trust established to purchase and hold (i) a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date and (ii) a forward purchase contract (the "Contract") with certain existing stockholders (the "Contracting Stockholders") of the Company relating to the Reference Property. The Trust's investment objective is to
distribute to holders of STRYPES on a quarterly basis $           per STRYPES
and, on the Exchange Date, a percentage of each type of Reference Property (or, under certain circumstances, cash, or a combination of cash and Reference Property, with an equal value) per STRYPES equal to the Exchange Amount. The Exchange Amount is equal to: (a) if the Reference Property Value
(as defined herein) is greater than  or equal to   $          (the "Threshold
Appreciation Price"),       % of each type of Reference Property,  (b) if the
Reference Property Value is less than the Threshold Appreciation Price but greater than the Initial Price, a percentage of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate value thereof equals the Initial Price and (c) if the Reference Property Value is less than or equal to the Initial Price, 100% of each type of
Reference  Property.  The "Initial Price" is $        , which amount is equal
to  the  last reported  sale price  of  the ABC  Common  Stock on  the Nasdaq
National Market ("NASDAQ") on                     ,  1997.  Holders otherwise
entitled to receive fractional units or interests of any type of Reference Property in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. Pursuant to the terms of the Contract, the Contracting Stockholders are obligated to deliver to the Trust immediately prior to the Exchange Date the Reference Property required by the Trust in order to exchange all of the STRYPES on the Exchange Date in accordance with its investment objective. The obligation of each Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of such Contracting Stockholder, in whole or in part, by delivering to the Trust immediately prior to the Exchange Date, in lieu of the portion of the Reference Property otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount equal to the value of such Reference Property immediately prior to the Exchange Date (the "Cash Settlement Option"). In the event that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option, holders of the STRYPES will receive cash, or a combination of cash and Reference Property, on the Exchange Date. AS DESCRIBED HEREIN, THE REFERENCE PROPERTY VALUE WILL REPRESENT A DETERMINATION OF THE VALUE OF THE REFERENCE PROPERTY IMMEDIATELY PRIOR TO THE EXCHANGE DATE. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE
EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE REFERENCE PROPERTY VALUE IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. See "Investment Objectives and Policies--General," "--The Contract."

    In the event of a consolidation or merger of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events, or upon the occurrence of certain defaults by any Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would be accelerated, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the holders of the STRYPES and the term of the Trust would expire. See "Investment Objective and Policies--The Contract--Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration."

    SEE "RISK FACTORS" BEGINNING ON  PAGE     OF  THIS PROSPECTUS FOR CERTAIN
CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE STRYPES.

    Reference is made to the accompanying prospectus of the Company with respect to the shares of ABC Common Stock which may be received by a holder of STRYPES on the Exchange Date or upon earlier termination of the Trust. The Company is not affiliated with the Trust or with any Contracting Stockholder presently, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES.

    Application will be made to list the STRYPES on the New York Stock Exchange ("NYSE"). Prior to the offering there has been no public market for the STRYPES. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.
                                                (continued on following page)
                               _________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
        COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                          A CRIMINAL OFFENSE.

                                                Price to             Sales             Proceeds to
                                                 Public             Load(1)           the Trust(2)
                                               ----------          ---------         ---------------
Per STRYPES . . . . . . . . . . . . . . .       $                   $                 $
Total(3)  . . . . . . . . . . . . . . . .       $                   $                 $


(1) Each of the Company and the Contracting Stockholders have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."
(2) Before deducting estimated expenses of $         payable by the Trust.
(3) The Trust has granted the Underwriters an option, exercisable for 30 days from the date hereof, to purchase up to an additional
    STRYPES to cover over-allotments, if any. If all such STRYPES are purchased, the total Price to Public, Sales Load and Proceeds to the
    Trust will  be $        , $         and $           , respectively.   See
    "Underwriting."


    The STRYPES are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the STRYPES will be made through the facilities of The Depository
Trust Company on or about                , 1997.
__________________

/(Service Mark)/  Service mark of Merrill Lynch & Co., Inc.

                         ___________________________

    MERRILL LYNCH & CO.          DONALDSON, LUFKIN & JENRETTE
                                     SECURITIES CORPORATION
                         ___________________________


          The date of this Prospectus is                    , 1997.


(continued from previous page)

    The STRYPES are designed to provide investors with a current distribution yield (the Company has not paid any dividends on the ABC Common Stock), while also providing the opportunity for investors to share in the appreciation, if any, of the value of the Reference Property above the Threshold Appreciation Price. However, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the Reference Property because the amount receivable by a holder of a STRYPES upon exchange on the Exchange Date will only exceed the issue price of such STRYPES if the Reference Property Value exceeds the Threshold Appreciation Price, which represents an appreciation of
    % over the Initial Price.  In addition, because each STRYPES will entitle
the holder to  receive only       % of each type of Reference Property if the
Reference Property Value exceeds the Threshold Appreciation Price, holders of
the STRYPES will  be entitled to receive  upon exchange only         % of any
appreciation of the value of the Reference Property above the Threshold Appreciation Price.

    The STRYPES may be a suitable investment for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contract and the U.S. Treasury Securities held by the Trust.

    The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, except under limited circumstances, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the value of the Reference Property, including the ABC Common Stock, or adverse changes in the financial condition of the issuer of any Reference Security (as defined herein), including the Company. The Trust will not be managed like a typical closed-end investment company. The Trust will be treated as a grantor trust for United States Federal income tax purposes and each holder of STRYPES will be treated as the owner of its pro rata portion of the Contract and the U.S. Treasury Securities. The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount and holders of STRYPES will be required to recognize currently as income their pro rata portion of such original issue discount as it accrues over the term of the Trust. The quarterly cash distributions paid to the holders of STRYPES, which distributions are anticipated to exceed the currently includable original issue discount, will be treated as a tax-free return of the holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to holders upon receipt thereof for United States Federal income tax purposes. Although under current law holders of STRYPES should not recognize income, gain or loss with respect to the Contract over its term, holders will recognize taxable gain or loss upon receipt of cash, if any, upon termination of the Trust. For a discussion of certain United States Federal income tax considerations for holders of the STRYPES, see "Certain United States Federal Income Tax Considerations."

    This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing and should be read and retained for future reference.
                          _________________________

IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE STRYPES AND THE ABC COMMON STOCK AT LEVELS ABOVE THOSE WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK
EXCHANGE (WITH RESPECT TO THE STRYPES), THE NASDAQ NATIONAL MARKET (WITH RESPECT TO THE ABC COMMON STOCK), IN THE OVER-THE-COUNTER MARKET OR OTHERWISE. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.




                              PROSPECTUS SUMMARY

    The following summary should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the information contained in this Prospectus assumes that the Underwriters' over-allotment option is not exercised. Unless the context otherwise requires, the following summary assumes that on the Exchange Date the Reference Property consists only of shares of ABC Common Stock. As used in this Prospectus, the "Company" refers to ABC Company

THE TRUST

    ABC STRYPES Trust (the "Trust") is a newly organized Delaware business trust that will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire on or shortly
after                    , 2000 (the "Exchange Date"), except that  the Trust
may be terminated prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for United States Federal income tax purposes.

THE OFFERING

    The  Trust  is  offering        ,000,000  STRYPES,  each  representing  a
proportionate share of beneficial interest in the Trust, at an initial public
offering price of $         per STRYPES (which is equal to the  last reported
sale price of the ABC  Common Stock on NASDAQ on                  , 1997, the
date of the offering (the "Offering")). The Underwriters have been granted an option, exercisable for 30 days from the date of this Prospectus, to
purchase up to an aggregate  of            additional STRYPES to cover  over-
allotments, if any.  See "Underwriting."

THE COMPANY

    The Company is (description).

    Reference is made to the accompanying prospectus of the Company with respect to the shares of ABC Common Stock which may be received by a Holder on the Exchange Date or upon earlier termination of the Trust. The Company is not affiliated with the Trust or with any Contracting Stockholder presently, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES. THE PROSPECTUS OF THE COMPANY IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF STRYPES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF THE COMPANY DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

INVESTMENT OBJECTIVE AND POLICIES

    The Trust will purchase and hold a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date, and a forward purchase contract (the "Contract") with certain existing stockholders (the "Contracting Stockholders") of the Company relating to the Reference Property. The Trust's investment objective is to distribute to holders of the STRYPES ("Holders") on a quarterly basis $
  per STRYPES (which amount equals the pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on the Exchange Date, a percentage of each type of Reference Property (or, under certain circumstances, cash, or a combination of cash and Reference Property, with an equal value) per STRYPES equal to the Exchange Amount. The Exchange Amount is equal to: (i) if the Reference Property Value (as defined herein) is greater than or equal to $
    (the "Threshold Appreciation Price"), % of each type of Reference Property, (ii) if the Reference Property Value is less than the Threshold
Appreciation Price but greater than $       (the "Initial Price"), a
percentage of  each type of Reference Property, allocated as proportionately as practicable, so that the aggregate value thereof is equal to the Initial Price and (iii) if the Reference Property Value is less than or equal to the Initial Price, 100% of each type of Reference Property. The term "Reference Property" means initially one share of ABC Common Stock and shall be  subject to adjustment from  time to time prior  to the
Exchange Date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described herein. Holders otherwise entitled to receive fractional units or interests of any type of Reference Property in respect of their  aggregate holdings  of STRYPES  will  receive cash  in
lieu  thereof.   See "Investment Objective and Policies--General" and
"--Fractional Interests."

    Pursuant to the terms of the Contract, the Contracting Stockholders are obligated to deliver to the Trust immediately prior to the Exchange Date the Reference Property required by the Trust in order to exchange all of the STRYPES on the Exchange Date in accordance with its investment objective. The obligation of each Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of such Contracting Stockholder, in whole or in part, by delivering to the Trust immediately prior to the Exchange Date, in lieu of the portion of the Reference Property otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount equal to the value of such Reference Property immediately prior to the Exchange Date (the "Cash
Settlement Option"). In the event that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option, Holders will receive cash, or a combination of cash and Reference Property, on the Exchange Date. See "Investment Objective and Policies--The Contract."

    Holders  of  the STRYPES  will  receive  distributions at  the  rate  per
STRYPES of $        per annum,  or $       per quarter, payable quarterly  on
each       ,       ,        and       (or, if any such date is not a Business
Day (as  defined herein), on the next succeeding  Business Day) to Holders of
record as of each        ,        ,          and              , respectively.
The first distribution (in respect of the period from       , 1997 until
, 1997) will be payable on           , 1997 to Holders of record as of
        , 1997, and will equal $ per STRYPES. See "Investment Objective and Policies--Trust Assets."

    On the Exchange Date, each outstanding STRYPES will be exchanged for between % and 100% of each type of Reference Property (or, in the event that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option, cash, or a combination of cash and Reference Property, with an equal value), depending on the Reference Property Value. AS DESCRIBED HEREIN, THE REFERENCE PROPERTY VALUE WILL REPRESENT A DETERMINATION OF THE VALUE OF THE REFERENCE PROPERTY IMMEDIATELY PRIOR TO THE EXCHANGE DATE. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE REFERENCE PROPERTY VALUE IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. In the event of a consolidation or merger of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events, or upon the occurrence of certain defaults by any Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would be accelerated, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the Holders of the STRYPES and the term of the Trust would expire. See "Investment Objective and Policies--The Contract-- Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration."


TRUST ASSETS

    The Trust's assets will consist of: (i) a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the STRYPES, comprising approximately (17%) of the initial net assets of the Trust, and (ii) the Contract with the Contracting Stockholders relating to the Reference Property, comprising approximately (83%) of the initial net assets of the Trust.

    Pursuant to the terms of the Contract, the Contracting Stockholders are obligated to deliver to the Trust immediately prior to the Exchange Date an aggregate number or amount of each type of Reference Property equal to the product of the Exchange Amount and the aggregate number of STRYPES offered hereby (subject to increase in the event that the Underwriters exercise their over-allotment option). The purchase price under the Contract is equal to $
      in the aggregate (assuming the Underwriters' over-allotment option is not exercised) and is payable to the Contracting Stockholders by the Trust on
or about                  , 1997.   No other consideration is  payable by the
Trust to the Contracting Stockholders in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholders. See "Investment Objective and Policies--The Contract."

    The obligations of each Contracting Stockholder under the Contract initially will be secured by a pledge of the maximum number of shares of ABC Common Stock deliverable by such Contracting Stockholder pursuant the Contract or, at the election of such Contracting Stockholder, by substitute collateral consisting of U.S. Government securities. See "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration."

RELATIONSHIP TO ABC COMMON STOCK

    Holders of the STRYPES will receive distributions at the rate of        %
of the issue price per annum. The Company has not paid any dividends on the ABC Common Stock, and has stated that it does not plan to pay dividends on the ABC Common Stock for the foreseeable future. Any future determination as to the payment of dividends will be at the discretion of the Company's Board of Directors and will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board of Directors deems relevant. Holders of STRYPES will not be entitled to receive any future dividends on the ABC Common Stock unless and until such time, if any, as the Trust shall have delivered ABC Common Stock in exchange for STRYPES on the Exchange Date or upon earlier termination of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights."

    The opportunity for equity appreciation afforded by an investment in the STRYPES is less than the opportunity for equity appreciation afforded by a direct investment in the ABC Common Stock because the amount receivable by a holder of a STRYPES upon exchange on the Exchange Date will only exceed the issue price of such STRYPES if the Reference Property Value exceeds the
Threshold Appreciation  Price (which represents an appreciation  of         %
over the  Initial Price).  Moreover, Holders of  the STRYPES will be entitled
to receive on the  Exchange Date only         % (the  percentage equal to the
Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of Reference Property above the Threshold Appreciation Price. Holders of STRYPES will realize the entire decline in value if the Reference Property Value is less than the Initial Price. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses."

DILUTION

    The percentage of each type of Reference Property (or the amount of cash or combination of cash and Reference Property) that Holders of STRYPES are entitled to receive upon exchange on the Exchange Date will not be adjusted for certain events,  such as  offerings of  ABC Common Stock  by  the
Company  for cash  or  in connection  with acquisitions.   The Company is
not restricted from issuing  additional shares of ABC Common Stock during the  term of the Trust and has no obligation to consider the interests of
Holders of STRYPES for any reason.   Additional issuances of shares of ABC
Common  Stock may  materially and  adversely affect the  price of  ABC
Common Stock and, because of the relationship of the percentage of each type of Reference Property (or the amount of cash or combination of cash and Reference Property) to be received on the Exchange Date to the price of the ABC Common Stock, such other events may adversely affect the trading price of the STRYPES. See "Risk Factors--Reference Property Adjustments."


TERM OF THE TRUST

    The Trust will terminate on or shortly after the Exchange Date, except if terminated earlier under certain limited circumstances. Promptly after the Exchange Date, the Reference Property and/or cash to be exchanged for the STRYPES and any other remaining Trust assets, net of any remaining Trust expenses, if any, will be distributed pro rata to Holders. In the event that the Company or any successor thereto is the subject of a Reorganization Event (as defined below) or a default shall have occurred with respect to any Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would accelerate, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. See "Investment Objective and Policies--The Contract" and "--Trust Termination," and "Risk Factors--Limited Term."


CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    The Trust will be taxable as a grantor trust for United States Federal income tax purposes. Accordingly, each Holder will be treated for United States Federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury Securities and the Contract, and income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. See "Certain United States Federal Income Tax Considerations."

    The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having "original issue discount" which will accrue over the term of the U.S. Treasury Securities. It is currently anticipated that each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to Holders upon receipt thereof for United States Federal income tax purposes. However, a Holder (whether on the cash or accrual method of tax accounting) must recognize currently as income original issue discount on the U.S. Treasury Securities as it accrues. See "Certain United States Federal Income Tax Considerations."

    Under existing law, a Holder should not recognize income, gain or loss upon the Trust's entry into the Contract or over the term of the Contract. In general, the delivery of Reference Property pursuant to the Contract will not be taxable to the Holders. A Holder will have taxable gain or loss upon receipt of cash, if any, upon termination of the Trust or to the extent that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option and satisfy their obligations under the Contract in whole or in part with cash. Each Holder's initial tax basis in any Reference Property received thereby will be equal to its basis in its pro rata portion of the Contract less the portion of such basis allocable to any fractional shares of Reference Property for which cash is received. See "Certain United States Federal Income Tax Considerations."


MANAGEMENT ARRANGEMENTS

    The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The administration of the Trust will be overseen by the Trustees. The day-to-day
administration of the Trust  will be carried out by                   (or its
successor)  as trust administrator (the "Administrator").                 (or
its successor) will also act as custodian for the Trust's assets (the "Custodian") and as paying agent, registrar and transfer agent (the "Paying Agent") with respect to the STRYPES. Except as aforesaid, and except for its role as Collateral Agent under the Trust's Security and Pledge Agreement (see "Investment Objective and Policies--The Contract--Collateral Arrangements;
Acceleration"),                         has no other affiliation with, and is
not engaged in any other transaction with, the Trust. For their services, the Trust will pay each of the Custodian and the Paying Agent a one-time, up-front amount in respect of its fee. See "Management Arrangements."

RISK FACTORS

    The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust terminates prior to the Exchange Date due to the occurrence of a "Reorganization Event" with respect to the Company or any successor thereto or in the event of a "Default" by any Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contract despite any significant decline in the value of the Reference Property, including the ABC Common Stock, or adverse changes in the financial condition of the issuer of any Reference Security (as defined herein), including the Company.

    Although the STRYPES will provide investors with a current distribution yield (the Company has not paid any dividends on the ABC Common Stock), the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the ABC Common Stock. The value of the Reference Property receivable by a Holder of a STRYPES upon exchange on the Exchange Date will only exceed the issue price of such STRYPES if the Reference Property Value exceeds the Threshold Appreciation
Price, which represents an  appreciation of         % over the Initial Price.
Moreover, because each STRYPES  will entitle the Holder to receive only
% of each type of Reference Property if the Reference Property Value exceeds the Threshold Appreciation Price, Holders of the STRYPES will be entitled to
receive upon exchange only         % of any appreciation of the value  of the
Reference Property above the Threshold Appreciation Price. AS DESCRIBED HEREIN, THE REFERENCE PROPERTY VALUE WILL REPRESENT A DETERMINATION OF THE VALUE OF THE REFERENCE PROPERTY IMMEDIATELY PRIOR TO THE EXCHANGE DATE. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE REFERENCE PROPERTY VALUE IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS.

    The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury Securities and the Contract, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

    The trading prices of the STRYPES in the secondary market will be directly affected by the trading prices of the ABC Common Stock in the secondary market. It is impossible to predict whether the price of ABC Common Stock will rise or fall. Trading prices of ABC Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

    Holders of STRYPES will not be entitled to any rights with respect to the ABC Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Trust shall have delivered shares of ABC Common Stock in exchange for STRYPES on the Exchange Date or upon earlier termination of the Trust, and unless the applicable record date, if any, for the exercise of such rights occurs after such delivery.

    A bankruptcy of any of the Contracting Stockholders could adversely affect the timing of exchange or, as a result, the amount received by the Holders of the STRYPES. See "Risk Factors--Risk Relating to Bankruptcy of a Contracting Stockholder."

    Holders will experience a taxable event upon receipt of cash, if any, upon termination of the Trust or to the extent that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option and satisfy their obligations under the Contract in whole or in part with cash. Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of all or any of the Contracting Stockholders electing to exercise the Cash Settlement Option is uncertain. See "Risk Factors."


LISTING

    Application will be made to list the STRYPES on the NYSE.


                                            FEE TABLE
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load (as a percentage of offering price)  . . . . . . . . . .                 % (a)
    Automatic Dividend Reinvestment Plan Fees   . . . . . . . . . . . . . . . .     Not Applicable
ANNUAL EXPENSES (as a percentage of net assets)
    Management Fees(b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  %
    Other Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  %
                                                                                    ______________
TOTAL ANNUAL EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  %
                                                                                    ==============



Example                                                                1 year            3 years
                                                                _________________  __________________
An investor would pay the following expenses on a $1,000
investment, including the maximum sales load of $        and
assuming (1) total annual expenses of        % and (2) a 5%
annual return throughout the periods:                            $                 $


_____________
(a) See the cover page of this Prospectus and "Underwriting."
(b) See "Management  Arrangements."   The Trust  will be  internally managed;
    consequently there  is no  separate investment advisory  fee paid by  the
    Trust.           will act as the administrator of the Trust.

    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Trust will bear directly or indirectly. The expenses set forth under "Management Fees" and "Other Expenses" in the Fee Table above are based on estimated amounts through the end of the Trust's first fiscal year on an annualized basis and prorated on a straight-line basis over the term of the Trust, including the one-time up-front fee payable to the Administrator, the Custodian and the Paying Agent. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.


                                  THE TRUST

    ABC STRYPES Trust is a newly organized Delaware business trust and will be registered as a closed-end management investment company under the Investment Company Act. The Trust was formed on October 25, 1995 pursuant to a Trust Agreement dated as of such date (as amended and restated as of _____, 1997, the "Declaration of Trust"). The term of the Trust will expire on
or shortly after                   , 2000,  except that the  Trust may be
terminated prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at World Financial Center, North Tower, New York, New York 10281 and its telephone number is (212) 449-1000.


                               USE OF PROCEEDS

    The net proceeds of the Offering will be approximately  $
(or approximately $             , if the Underwriters'  over-allotment option
is exercised in full), after payment of the sales load and organizational and offering costs. At the time of the closing of the Offering, or shortly thereafter, the net proceeds of the Offering will be used to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Government securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the STRYPES and to pay the purchase price under the Contract to the Contracting Stockholders.


                      INVESTMENT OBJECTIVE AND POLICIES

    Unless the context otherwise requires, the following discussion assumes that on the Exchange Date the Reference Property consists only of shares of ABC Common Stock.

GENERAL

    The Trust will purchase and hold (i) a series of zero-coupon U.S. Treasury Securities maturing on a quarterly basis through the Exchange Date and (ii) the Contract with the Contracting Stockholders relating to the Reference Property. The Trust's investment objective is to distribute to
Holders on a quarterly basis $          per STRYPES (which amount  equals the
pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on the Exchange Date, a percentage of the number or amount of each type of Reference Security and other property constituting part of the Reference Property (or, under certain circumstances, cash, or a combination of cash, Reference Securities and other property, with an equal value) per STRYPES equal to the Exchange Amount. The Exchange Amount is equal to: (i) if the Reference Property Value
is greater than or equal to  the Threshold Appreciation Price,       % of the
number or amount of each type of Reference Security and other property constituting part of the Reference Property, (ii) if the Reference Property Value is less than the Threshold Appreciation Price but greater than the Initial Price, a percentage of the number or amount of each type of Reference Security and other property constituting part of the Reference Property, allocated as proportionately as practicable, so that the aggregate value thereof is equal to the Initial Price and (iii) if the Reference Property Value is less than or equal to the Initial Price, 100% of the number or amount of each type of Reference Security and other property constituting part of the Reference Property. THERE CAN BE NO ASSURANCE THAT THE VALUE OF THE REFERENCE PROPERTY RECEIVABLE BY HOLDERS OF THE STRYPES ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE REFERENCE PROPERTY VALUE IS LESS THAN THE INITIAL PRICE, THE VALUE OF THE REFERENCE PROPERTY RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. Holders otherwise entitled to receive fractional units or interests of any Reference Security or other property constituting part of the Reference Property in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. See "--Fractional Interests."

    The term "Reference Property" initially means one share of ABC Common Stock and shall be subject to adjustment from time to time prior to the Exchange Date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described below under "--The Contract--Reference Property
Adjustments."   The  term "Reference  Security" means,  at  any time,  any security (as defined in Section 2(1) of the Securities Act) then constituting part of the Reference Property. The term "Reference
Property Value" means, subject to the adjustment provisions described below, the sum of (a) for any portion of the Reference Property consisting of  cash, the  amount of  such cash,  (b) for any  portion of the Reference Property consisting of property other than cash or Reference Securities, the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the third Trading Day preceding the Exchange Date of such property, and (c) for any portion of the Reference Property consisting of a Reference Security, an amount equal to the average Closing Price per unit of such Reference Security on the 20
Trading Days immediately prior to, but  not  including, the  second  Trading
 Day preceding the Exchange Date multiplied by the number of units of such Reference Security constituting part of the Reference Property.
The "Closing  Price"  of  any Reference Security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of such Reference Security on NASDAQ such date or, if such Reference Security is not listed for trading on NASDAQ on any such date, as reported in the composite transactions for the principal United States securities exchange on which such Reference Security is so listed, or, if such Reference Security is not listed on a United States national or regional securities exchange, as reported by the National Association of Securities Dealers, Inc. Automated Quotation System, or, if such Reference Security is not so reported, the last quoted bid price for such Reference Security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or, if such bid price is not available, the market value of such Reference Security on such date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator. A "Trading Day" is defined as a day on which the Reference Security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B)
has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary
market  for  the  trading  of such  Reference  Security.    The term
"Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange, NASDAQ, banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

    Pursuant to the terms of the Contract, the Contracting Stockholders are obligated to deliver to the Trust immediately prior to the Exchange Date the aggregate number or amount of each type of Reference Security and other property constituting part of the Reference Property required by the Trust in order to exchange all of the STRYPES on the Exchange Date in accordance with its investment objective. The obligation of each Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of such Contracting Stockholder, in whole or in part, by delivering to the Trust immediately prior to the Exchange Date, in lieu of the portion of the number or amount of each type of Reference Security and other property otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount equal to the value of such Reference Securities and other property immediately prior to the Exchange Date (the "Cash Settlement Option"). In the event that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option, Holders will receive cash, or a combination of cash, Reference Securities and/or other property, on the Exchange Date. On or prior to ________, 1999, the Administrator will notify The Depository Trust Company (the "Depositary") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether the applicable percentage of the number or amount of each type of Reference Security and other property constituting part of the Reference Property or cash, or a combination thereof, will be delivered in exchange for the STRYPES on the Exchange Date. At the time such notice is published, the Reference Property Value will not have been determined. If the Contracting Stockholders elect to deliver Reference Property, Holders will be responsible for the payment of any and all brokerage costs upon the subsequent sale thereof.

    The Trust has adopted a fundamental policy as required by the Declaration of Trust to invest at least 65% of its portfolio in the Contract. The Contract will comprise approximately (83%) of the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust terminates prior to the Exchange Date due to the occurrence of a "Reorganization Event" with respect to the Company or any successor thereto or in the event of a "Default" by any Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of 100% in interest of the Holders.


TRUST ASSETS

    The Trust's assets primarily will consist of: (i) U.S. Treasury Securities, and (ii) the Contract. The Trust may also make certain temporary investments. See "--Temporary Investments." For illustrative purposes only, the following table shows the number of shares of ABC Common Stock that a Holder would receive for each STRYPES at various Reference Property Values. The table assumes that there will be no Reference Property adjustments as described below under "--The Contract--Reference Property Adjustments" and, accordingly, that on the Exchange Date the Reference Property will consist of one share of ABC Common Stock. There can be no assurance that the Reference Property Value will be within the range set forth below. Given the Initial
Price of $        and the Threshold Appreciation Price of $        , a Holder
would receive on the Exchange Date the following number of shares of ABC Common Stock or amount of cash (in the event that all of the Contracting Stockholders elect to exercise the Cash Settlement Option and satisfy their obligations under the Contract, in whole, with cash) per STRYPES:

   Reference             Number of Shares of
Property Value            ABC Common Stock               Amount of Cash
--------------           -------------------             --------------






    The following table sets forth information regarding the distributions to be received on the U.S. Treasury Securities, the portion of each year's distributions that will constitute a return of capital for United States Federal income tax purposes and the amount of original issue discount accruing, assuming a yield-to-maturity accrual election, on the U.S. Treasury Securities with respect to a Holder who acquires its STRYPES at the issue price from an Underwriter pursuant to the Offering. See "Certain United States Federal Income Tax Considerations."

                                                                                           Annual
              Annual Gross             Annual Gross                                     Inclusion of
              Distributions           Distributions                                    Original Issue
                from U.S.               from U.S.                Annual Return          Discount in
                Treasury         Treasury Securities per        of Capital per           Income per
  Year         Securities                STRYPES                    STRYPES               STRYPES
---------     -------------      -----------------------        ---------------        --------------
1997         $                   $                           $                        $
1998
1999
2000


    The  annual distribution of $            per STRYPES is payable quarterly
on each                   ,                     ,             and
, commencing                 , 1997.  Quarterly distributions on  the STRYPES
will consist solely of the cash received from the proceeds of the maturing U.S. Treasury Securities held by the Trust. The Trust will not be entitled to any future dividends that may be declared on the ABC Common Stock. See "Dividends and Distributions."

ENHANCED YIELD; LESS POTENTIAL FOR EQUITY APPRECIATION THAN ABC COMMON STOCK; NO DEPRECIATION PROTECTION

    Although the STRYPES will provide investors with a current distribution yield (the Company has not paid any dividends on the ABC Common Stock), the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the ABC Common Stock. The value of the Reference Property receivable by a Holder of a STRYPES on the Exchange Date will only exceed the issue price of such STRYPES if the Reference Property Value exceeds the Threshold Appreciation Price, which represents an appreciation of % of the Initial Price. Moreover, because
each STRYPES will entitle the Holder to receive only       % of the number or
amount of each type of Reference Security and other property constituting part of the Reference Property if the Reference Property Value exceeds the Threshold Appreciation Price, Holders of the STRYPES will be entitled to
receive upon exchange only       % (the percentage equal to the Initial Price
divided by the Threshold Appreciation Price) of any appreciation of the value of the Reference Property above the Threshold Appreciation Price. Holders of STRYPES will realize the entire decline in value if the Reference Property Value is less than the Initial Price.

THE COMPANY

    The Company is (description).

    The shares of ABC Common Stock are traded on NASDAQ under the symbol "____." The following table sets forth, for the periods indicated, the reported high and low sale prices of the shares of ABC Common Stock on NASDAQ.

                                                 High               Low
                                        -------------------   ---------------
1995
  1st Quarter                           $                     $
  2nd Quarter
  3rd Quarter
  4th Quarter
1996
  1st Quarter
  2nd Quarter
  3rd Quarter
  4th Quarter
1997
  1st Quarter (through         , 1997)

    As of               ,  1997, there were             record holders of the
ABC Common Stock, including the Depositary, which holds shares of ABC Common Stock on behalf of an indeterminate number of beneficial owners.

    The Company has not paid any dividends on the ABC Common Stock, and has stated that it does not plan to pay dividends on the ABC Common Stock for the foreseeable future. Any future determination as to the payment of dividends will be at the discretion of the Company's Board of Directors and will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board of Directors deems relevant.

    Holders of STRYPES will not be entitled to receive any future dividends on the ABC Common Stock unless and until such time, if any, as the Trust shall have delivered ABC Common Stock in exchange for STRYPES on the Exchange Date or upon earlier termination of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights."

    The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, the Company files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the address specified under "Additional Information."

    THE COMPANY IS NOT AFFILIATED WITH THE TRUST OR WITH ANY CONTRACTING STOCKHOLDER PRESENTLY, WILL NOT RECEIVE ANY OF THE PROCEEDS FROM THE SALE OF THE STRYPES AND WILL HAVE NO OBLIGATIONS WITH RESPECT TO THE STRYPES. THIS PROSPECTUS RELATES ONLY TO THE STRYPES OFFERED HEREBY AND DOES NOT RELATE TO THE COMPANY OR THE ABC COMMON STOCK. THE COMPANY HAS FILED A REGISTRATION STATEMENT ON FORM S-3 WITH THE COMMISSION WITH RESPECT TO THE SHARES OF ABC COMMON STOCK THAT MAY BE RECEIVED BY A HOLDER OF STRYPES ON THE EXCHANGE DATE OR UPON EARLIER TERMINATION OF THE TRUST. THE PROSPECTUS OF THE COMPANY (THE "ABC PROSPECTUS") CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT INCLUDES INFORMATION RELATING TO THE COMPANY AND THE ABC COMMON STOCK, INCLUDING CERTAIN RISK FACTORS RELEVANT TO AN INVESTMENT IN ABC COMMON STOCK. THE ABC PROSPECTUS IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF STRYPES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE ABC PROSPECTUS DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE CONTRACT

    General. Pursuant to the terms of the Contract, the Contracting Stockholders are obligated to deliver to the Trust immediately prior to the Exchange Date an aggregate number or amount of each type of Reference Security and other property constituting part of the Reference Property equal to the product of the Exchange Amount and the aggregate number of STRYPES offered hereby (subject to increase in the event the Underwriters exercise their over-allotment option).

    The obligation of each Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of such Contracting Stockholder, in whole or in part, by delivering to the Trust immediately prior to the Exchange Date, in lieu of the portion of the aggregate number or amount of each type of Reference Security and other property otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount (calculated to the nearest 1/100th of a dollar or, if there is not a nearest 1/100th of a dollar, then to the next higher 1/100th of a dollar) equal to the sum of (a) for any portion of such Reference Property consisting of cash in respect of which an election to exercise the cash settlement option is made, the amount of such cash, without interest thereon, (b) for any portion of such Reference Property consisting of property other than cash or Reference Securities in respect of which an election to exercise the cash settlement option is made, the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the third Trading Day preceding the Exchange Date of such property, and (c) for any portion of such Reference Property consisting of a Reference Security (except as described under "Reference Property Adjustments" below) in respect of which an election to exercise the cash settlement option is made, an amount equal to the average Closing Price per unit of such Reference Security on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Exchange Date multiplied by the number of units of such Reference Security constituting part of the Reference Property (the "Cash Settlement Alternative").

    Reference Property  Adjustments.   The Reference  Property is subject  to
adjustment if an  issuer of  a Reference  Security shall:   (i) subdivide  or
split the outstanding units of such Reference Security into a greater number of units; (ii) combine the outstanding units of such Reference Security into a smaller number of units; (iii) issue by reclassification of units of such Reference Security any units of another security of such issuer; (iv) issue rights or warrants to all holders of such Reference Security entitling them, for a period expiring prior to the fifteenth calendar day following the Exchange Date, to subscribe for or purchase any of its securities or other property (other than rights to purchase units of such Reference Security pursuant to a plan for the reinvestment of dividends or interest); or (v) pay a dividend or make a distribution to all holders of such Reference Security of cash, securities or other property (excluding any cash dividend on any Reference Security consisting of capital stock that does not constitute an Extraordinary Cash Dividend (as defined below), excluding any payment of interest on any Reference Security consisting of an evidence of indebtedness and excluding any dividend or distribution referred to in clause (i), (ii), (iii) or (iv) above) or issue to all holders of such Reference Security rights or warrants to subscribe for or purchase any of its securities or other property (other than those referred to in clause (iv) above) (any of the foregoing cash, securities or other property or rights or warrants are referred to as the "Distributed Assets") (any such event described in clause (i), (ii),
(iii), (iv) or (v), a "Dilution Event").

    In  the case of the Dilution Events  referred to in clauses (i), (ii) and
(iii) above, the Reference Property shall be adjusted to include the number of units such Reference Security and/or security of such issuer which a holder of units of such Reference Security would have owned or been entitled to receive immediately following any such event had such holder held, immediately prior to such event, the number of units of such Reference Security constituting part of the Reference Property immediately prior to such event. Each such adjustment shall become effective immediately after the effective date for such subdivision, split, combination or reclassification, as the case may be. Each such adjustment shall be made successively.

    In the case of the Dilution Event referred to in clause (iv) above, the Reference Property shall be adjusted to include an amount in cash equal to the fair market value (determined as described below), as of the fifth Business Day (except as provided below) following the date on which such rights or warrants are received by securityholders entitled thereto (the "Receipt Date"), of each such right or warrant multiplied by the product of
(A) the number of such rights or warrants issued for each unit of such Reference Security and (B) the number of units of such Reference Security constituting part of the Reference Property on the date of issuance of such rights or warrants, immediately prior to such issuance, without interest thereon. For purposes of the foregoing, the fair market value of each such right or warrant shall be the quotient of (x) the highest net bid, as of approximately 10:00 A.M., New York City time, on the fifth Business Day following the Receipt Date for settlement three Business Days later, by a recognized securities dealer in The City of New York selected by or on behalf of the Administrator from three (or such fewer number of dealers as may be providing such bids) such recognized dealers selected by or on behalf of the Administrator), for the purchase by such quoting dealer of the number of rights or warrants (the "Aggregate Number") that a holder of such Reference Security would receive if such holder held, as of the record date for determination of stockholders entitled to receive such rights or warrants, a number of units of such Reference Security equal to the product of (1) the aggregate number of outstanding STRYPES as of such record date and (2) the number of units of such Reference Security constituting part of the Reference Property, divided by (y) the Aggregate Number. Each such adjustment shall become effective on the fifth Business Day following the Receipt Date of such rights or warrants. If for any reason the Administrator is unable to obtain the required bid on the fifth Business Day following the Receipt Date, it shall attempt to obtain such bid at successive intervals of three months thereafter and on the third Trading Day prior to the Exchange Date until it is able to obtain the required bid. From the date of issuance of such rights or warrants until the required bid is obtained, the Reference Property shall include the number of such rights or warrants issued for each unit of such Reference Property on the date of issuance of such rights or warrants, immediately prior to such issuance, and such rights or warrants constituting part of the Reference Property shall be deemed for all purposes hereof to have a fair market value of zero.

    In the case of the Dilution Event referred to in clause (v) above, the Reference Property shall be adjusted to include, from and after such dividend, distribution or issuance, (x) in respect of that portion, if any, of the Distributed Assets consisting of cash, the amount of such Distributed Assets consisting of cash received for each unit of such Reference Security multiplied by the number of units of such Reference Security constituting part of the Reference Property on the date of such dividend, distribution or issuance, immediately prior to such dividend, distribution or issuance, without interest thereon, plus (y) in respect of that portion, if any, of the Distributed Assets which are other than cash, the number or amount of each type of Distributed Assets other than cash received with respect to each unit of such Reference Security multiplied by the number of units of such Reference Security constituting part of the Reference Property on the date of such dividend, distribution or issuance, immediately prior to such dividend, distribution or issuance.

    An "Extraordinary Cash Dividend" means, with respect to any consecutive 12-month period, the amount, if any, by which the aggregate amount of all cash dividends on any Reference Security consisting of capital stock occurring in such 12-month period (or, if such Reference Security was not outstanding at the commencement of such 12-month period, occurring in such shorter period during which such Reference Security was outstanding) exceeds on a per share basis 10% of the average of the Closing Prices per share of such Reference Security over such 12-month period (or such shorter period during which such Reference Security was outstanding); provided that, for purposes of the foregoing definition, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during such period of any stock dividend or distribution of shares of capital stock of the issuer of such Reference Security or any subdivision, split, combination or reclassification of shares of such Reference Security.

    In the event of (A) any consolidation or merger of an issuer of a Reference Security with or into another entity (other than a merger or consolidation in which such issuer is the continuing corporation and in which the Reference Security outstanding immediately prior to the consolidation or merger is not exchanged for cash, securities or other property of such issuer or another entity), (B) any sale, transfer, lease or conveyance to another corporation of the property of an issuer of a Reference Security as an entirety or substantially as an entirety, (C) any statutory exchange of securities of an issuer of a Reference Security with another entity (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution, winding up or bankruptcy of an issuer of a Reference Security (excluding any distribution in such Dilution Event referred to in clause (v) above) (any such event described in clause (A), (B), (C) or (D), a "Reorganization Event"), the Reference Property shall be adjusted to include, from and after the effective date for such Reorganization Event, in lieu of the number of units of such Reference Security constituting part of the Reference Property immediately prior to the effective date for such Reorganization Event, the amount or number of any cash, securities and/or other property owned or received in such Reorganization Event with respect to each unit of such Reference Security multiplied by the number of units of such Reference Security constituting part of the Reference Property immediately prior to the effective date for such Reorganization Event.

    The Administrator is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Reference Property (or if the Administrator is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to the Holders of the occurrence of such event and a statement in reasonable detail setting forth the amount or number of each type of Reference Security and other property then constituting part of the Reference Property.

    No adjustments to the Reference Property will be made for certain other events, such as offerings of ABC Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments to the Reference Property will be made for any sales of ABC Common Stock by the Contracting Stockholders.

    Reorganization Events Causing a Termination of the Trust. Notwithstanding anything to the contrary contained in the Contract, if any Reorganization Event with respect to the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), occurs, the Contracting Stockholders' obligations under the Contract shall be automatically accelerated and the Contracting Stockholders shall be obligated to deliver to the Trust, on the tenth Business Day after the effective date for such Reorganization Event (the "Early Settlement Date"), the aggregate number or amount of each type of Reference Security and other property constituting part of the Reference Property that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the Early Settlement Date.

    IF A REORGANIZATION EVENT WITH RESPECT TO THE COMPANY OR ANY COMPANY SUCCESSOR OCCURS, THE TRUST'S ASSETS (OTHER THAN ASSETS RECEIVED PURSUANT TO THE CONTRACT) WILL BE LIQUIDATED, THE NET ASSETS OF THE TRUST WILL BE DISTRIBUTED PRO RATA TO THE HOLDERS AND THE TERM OF THE TRUST WILL EXPIRE. In such event, the U.S. Treasury Securities will be sold by the Trust, and the proceeds therefrom will be distributed along with Reference Property received under the Contract on the Early Settlement Date after providing for any expenses of the Trust.

    Collateral Arrangements;  Acceleration.    Pursuant  to  a  Security  and
Pledge Agreement among the Contracting Stockholders, the Trust and the Custodian, as collateral agent, each Contracting Stockholder's obligations under the Contract will be secured by a security interest in the maximum number or amount of each type of Reference Security and other property constituting part of the Reference Property (initially shares of ABC
Common  Stock)  deliverable  by   such Contracting Stockholder under the
Contract. Unless a Contracting Stockholder is in default in its obligations under the Security and Pledge Agreement, such Contracting Stockholder will be permitted to substitute for the pledged Reference Property collateral consisting of short-term, direct obligations of the U.S.
Government.   Any U.S. Government obligations  pledged as substitute
collateral will be required to have an aggregate  market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the third Business Day thereafter, as described below, 200%) of the aggregate value of the number or amount of each type of Reference Security and other property constituting part of the Reference Property for which such obligations are being substituted at the time of each valuation. The Collateral Agent will promptly pay over to each Contracting Stockholder any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral pledged by such Contracting Stockholder, including any substitute collateral, unless the relevant Contracting Stockholder is in default of its obligations under the Security and Pledge Agreement, or unless the payment of such amount to the relevant
Contracting  Stockholder  would  cause  the  collateral  to  become
insufficient under  the  Security and  Pledge  Agreement.   Each
Contracting Stockholder shall have the right to vote any pledged units of any Reference Security for so long as such units are owned by it and pledged under the Security and Pledge Agreement.

    If the Collateral Agent shall determine (an "Insufficiency Determination") that U.S. Government obligations pledged by any Contracting Stockholder as substitute collateral shall fail to meet the foregoing requirements at any valuation, and such failure shall not be cured by the close of business on the third Business Day after such determination, then, unless a Collateral Event of Default (as defined below) under the Security and Pledge Agreement shall have occurred and be continuing, the Collateral Agent shall, if practicable, commence (i) sales of the collateral pledged by such Contracting Stockholder consisting of U.S. government obligations and
(ii) purchases, using the proceeds of such sales, of each type of Reference Security and other property then constituting part of the Reference Property, in such numbers or amounts sufficient to cause the collateral pledged by such Contracting Stockholder to meet the requirements of the Security and Pledge Agreement. The Collateral Agent shall discontinue such sales and purchases if at any time a Collateral Event of Default under the Security and Pledge Agreement shall have occurred and be continuing. A "Collateral Event of Default" under the Security and Pledge Agreement shall mean, with respect to any Contracting Stockholder at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral pledged by such Contracting Stockholder to consist of at least the maximum number or amount of each type of Reference Security and other property constituting part of the Reference Property deliverable by such Contracting Stockholder under the Contract; and (B) if any U.S. Government obligations shall be pledged by such Contracting Stockholder as substitute collateral for Reference Property at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of the difference between (x) the aggregate value of the maximum number or amount of each type of Reference Security and other property constituting part of the Reference Property deliverable by such Contracting Stockholder under the Contract and (y) the aggregate value of the number or amount of each type of Reference Security and other property constituting part of the Reference Property pledged by such Contracting Stockholder as collateral at such time.

    The occurrence of a Collateral Event of Default with respect to any Contracting Stockholder under the Security and Pledge Agreement, or the bankruptcy or insolvency of any Contracting Stockholder, (each such event, a "Default") will cause an automatic acceleration of the Contracting Stockholders' obligations under the Contract. In any such event, each Contracting Stockholder will become obligated to deliver a number or amount of each type of Reference Security and other property constituting part of the Reference Property, allocated as proportionately as practicable, having an aggregate value equal to such Contracting Stockholder's pro rata portion of the "Aggregate Acceleration Value" of the Contract. The Aggregate Acceleration Value will be based on an "Acceleration Value" determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive the number or amount of each type of Reference Security and other property constituting part of the Reference Property under a portion of the Contract that corresponds to 1,000 of the STRYPES offered hereby. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such
quotations.   If one quotation  is provided,  the Acceleration Value  will
be  such quotation. The  Aggregate   Acceleration  Value  will   be
computed  by   dividing  the Acceleration Value  by 1,000  and multiplying the  quotient by  the aggregate number of STRYPES offered  hereby (subject to increase in the event that the Underwriters exercise their over-allotment option), except that, if no quotations are provided, the Aggregate Acceleration Value will be the value of the aggregate number or amount of each type of Reference Security and other property constituting part of the Reference Property that would be required to be delivered on such date under the Contract if the Exchange Date were
redefined  to be  the  acceleration date.    Upon the  occurrence  of a
Collateral  Event  of  Default  or   the  bankruptcy  or  insolvency  of
any Contracting Stockholder, the number or amount of each type of Reference Security and other property constituting part of the
Reference Property deliverable  for  each  STRYPES  will   be  based  solely
on  the  Aggregate Acceleration Value described above for the Contract.

    For purposes of the Security and Pledge Agreement, unless otherwise specifically provided, the value of a number or amount of any type of Reference Property shall be, (a) for any Reference Property consisting of cash, the amount of such cash at the time of valuation, (b) for any Reference Property consisting of property other than cash or Reference Securities, the fair market value (as determined by a nationally recognized independent banking firm retained for this purpose by the Administrator) as of the time of valuation of such property, and (c) for any Reference Property consisting of a Reference Security, an amount equal to the market price of a unit of such Reference Security at the time of valuation multiplied by the number of units of such Reference Security then being valued.

    Upon any acceleration, the Collateral Agent will distribute to the Trust, for distribution pro rata to the Holders, the Aggregate Acceleration Value in the form of Reference Property then pledged, or cash generated from the liquidation of the U.S. Government obligations then pledged, or a combination thereof. In addition, in the event that by the Exchange Date any substitute collateral has not been replaced by Reference Property sufficient to meet the obligations of any Contracting Stockholder under the Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders the aggregate value of the Reference Property to be delivered by such Contracting Stockholder thereunder, in the form of Reference Property then pledged by such Contracting Stockholder plus cash generated from the liquidation of U.S. Government obligations the pledged by such Contracting Stockholder.

    Fractional Interests. No fractional units of any Reference Security will be delivered if the Contracting Stockholders satisfy their obligations under the Contract in whole or in part by delivering Reference Property. In lieu of any fractional unit otherwise deliverable in respect of any Contracting Stockholder's obligations under the Contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional unit based on the average Closing Price per unit of such Reference Security on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Exchange Date.

    To the extent practicable, the Contracting Stockholders will deliver fractional interests of any Reference Property other than cash or a Reference Security if the Contracting Stockholders satisfy their obligations under the Contract in whole or in part by delivering Reference Property. If such delivery is not practicable, in lieu of delivering any such fractional interest otherwise deliverable in respect of any Contracting Stockholder's obligations under the Contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional interest based on the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the third Trading Day preceding the Exchange Date of such Reference Property other than cash or a Reference Security.

    Description of Contracting Stockholders. The Contracting Stockholders are (describe). Specific information regarding the holdings of ABC Common Stock by the Contracting Stockholders is included in the accompanying prospectus of the Company with respect to the shares of ABC Common Stock which may be received by a Holder of STRYPES on the Exchange Date or upon earlier termination of the Trust.

    Purchase Price.  The purchase price under the Contract is equal to $
in the  aggregate and  is payable  to the  Contracting Stockholders  by the
Trust on or about               , 1997.  No other consideration is payable by
the Trust to the Contracting Stockholders in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholders.

    The Contract will be valued by the Trust at fair value as determined in good faith at the direction of the Trustees (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value."

THE U.S. TREASURY SECURITIES

    The Trust will purchase and hold a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the STRYPES. Up to (17%) of the Trust's total assets may be invested in these U.S. Treasury Securities. In the event that the Contract is accelerated as described under "--Reorganization Event Causing a Termination of the Trust" or "--Collateral Arrangements; Acceleration," then any such U.S. Treasury Securities then held in the Trust shall be liquidated by the Administrator and distributed pro rata to the Holders, together with amounts distributed upon acceleration.

TEMPORARY INVESTMENTS

    For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury Securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following distribution date.

TRUST TERMINATION

    The Trust will terminate on or shortly after the Exchange Date, except if terminated earlier under certain limited circumstances. Within
approximately           Business Days after  the Exchange  Date following the
payment of any remaining expenses of the Trust, the Reference Property and/or cash to be received pursuant to the Contract and any other remaining assets of the Trust will be distributed pro rata to Holders. See "--Fractional Interests". Although the Trust has adopted a fundamental policy that it will not dispose of the Contract prior to the Exchange Date, under certain circumstances the Contract may terminate prior to the Exchange Date. In the event that the Company or any successor thereto is the subject of a
Reorganization Event or a Default shall have occurred with respect to any Contracting Stockholder, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. See "--The Contract--Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration."

FRACTIONAL INTERESTS

    No fractional units of any Reference Security, or fractional interests of any Reference Property other than cash or a Reference Security, will be distributed by the Trust to Holders of STRYPES on the Exchange Date or upon earlier termination of the Trust. All fractional units or interests to which Holders of STRYPES would otherwise be entitled on the Exchange Date or upon earlier termination of the Trust will be aggregated and liquidated by the Administrator and, in lieu of the fractional unit or interest to which a Holder would otherwise have been entitled in respect of the total number of STRYPES held by such Holder, such Holder will receive its pro rata portion of the proceeds from such liquidation.


                           INVESTMENT RESTRICTIONS

    The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the U.S. Treasury Securities, the Contract and any Reference Security received pursuant to the Contract and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the STRYPES; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy to invest at least 65% of its portfolio in the Contract. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust terminates prior to the Exchange Date due to the occurrence of a Reorganization Event or a Default by any Contracting Stockholder, the U.S.
Treasury Securities may not be disposed of prior to their respective maturities.


                                 RISK FACTORS

NO ACTIVE PORTFOLIO MANAGEMENT

    It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that, unless the Trust terminates prior to the Exchange Date due to the occurrence of a Reorganization Event or a Default by any Contracting Stockholder, the U.S.
Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the value of the Reference Property, including the ABC Common Stock, or adverse changes in the financial condition of the issuer of any Reference Security, including the Company. The Trust will not be managed like a typical closed-end investment company.

ABSENCE OF TRADING HISTORY; MARKETABILITY; POSSIBILITY OF THE STRYPES TRADING AT A DISCOUNT FROM NET ASSET VALUE

    STRYPES have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the STRYPES may vary considerably prior to the Exchange Date due to, among other things, fluctuations in trading prices of the ABC Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the ABC Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

    The Underwriters currently intend, but are not obligated, to make a market in the STRYPES. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders of the STRYPES with liquidity of investment or that it will continue for the life of the STRYPES. Application will be made to list the STRYPES on the NYSE. There can be no assurance that such application will be accepted or that, if accepted, the STRYPES will not later be delisted or that trading in the STRYPES on NYSE will not be suspended. In the event of a delisting or suspension of trading, the Trust will apply for quotation on another trading market or for listing of the STRYPES on a national securities exchange. If the STRYPES are not traded or listed on any trading market or securities exchange, or if trading of the STRYPES is suspended, pricing information for the STRYPES may be more difficult to obtain, and the price and liquidity of the STRYPES may be adversely affected.

    The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the STRYPES will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount thanupon portfolio performance. STRYPESare not subjectto redemption.

REFERENCE PROPERTY ADJUSTMENTS

    The Reference Property (or, in the event that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option, the amount of cash or combination of cash and Reference Property) that the Trust is entitled to receive pursuant to the Contract is subject to adjustment for certain events arising from, among others, a merger or consolidation in which the Company is not the surviving or resulting corporation and the liquidation, dissolution, winding up or bankruptcy of the Company, as well as stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contract--Reference Property Adjustments." Such Reference
Property (or the amount of cash or combination of cash and Reference Property) to be received by the Trust pursuant to the Contract immediately prior to the Exchange Date will not be adjusted for other events, such as offerings of ABC Common Stock for cash or in connection with acquisitions. In the event the Company is the subject of a Reorganization Event, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. ABC is not restricted from issuing additional shares of ABC Common Stock during the term of the Trust and neither the Company nor the Contracting Stockholders have any obligation to consider the interests of the Holders of the STRYPES for any reason. Additional issuances may materially and adversely affect the price of the ABC Common Stock and, because of the relationship of the percentage of the Reference Property (or the amount of cash or combination of cash and Reference Property) to be received on the Exchange Date to the price of the ABC Common Stock, such other events may materially and adversely affect the trading price of the STRYPES. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, ABC Common Stock in the future, or as to the amount of any such offerings or sales.

LIMITED TERM

    The term of the Trust will expire on or shortly after the Exchange Date, unless the Trust is terminated earlier under certain limited circumstances. On or shortly after the Exchange Date, the Trust will distribute the Reference Property and/or cash received by the Trust pursuant to the Contract and other net assets held by the Trust pro rata to the Holders and terminate shortly thereafter. In the event that the Company or any successor thereto is the subject of a Reorganization Event or a Default shall have occurred with respect to any Contracting Stockholder, the Trust's assets (other than assets received pursuant to the Contract) would be liquidated, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire.

NON-DIVERSIFIED PORTFOLIO

    The Trust's assets will consist almost entirely of the Contract and the U.S. Treasury Securities. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

COMPARISON TO OTHER EQUITY SECURITIES; RELATIONSHIP TO ABC COMMON STOCK

    The terms of the STRYPES are similar to those of ordinary equity securities in that the value of the Reference Property (or, in the event that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option, the amount of cash or combination of cash and Reference Property) that a Holder of a STRYPES will receive on the Exchange Date is not fixed, but is based on the Reference Property Value (see "Investment Objective and Policies--General" and "--The Contract"). THERE CAN BE NO ASSURANCE THAT SUCH AMOUNT RECEIVABLE BY THE HOLDER ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE PAID FOR THE STRYPES. IF THE REFERENCE PROPERTY VALUE IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. ACCORDINGLY, A HOLDER OF STRYPES ASSUMES THE RISK THAT THE MARKET VALUE OF THE ABC COMMON STOCK MAY DECLINE, AND THAT SUCH DECLINE COULD BE SUBSTANTIAL. REFERENCE IS MADE TO THE ACCOMPANYING PROSPECTUS OF THE COMPANY, INCLUDING THE INFORMATION UNDER THE CAPTION "RISK FACTORS" THEREIN.

    The trading prices of the STRYPES in the secondary market will be affected by the trading prices of the ABC Common Stock in the secondary market. It is impossible to predict whether the price of ABC Common Stock will rise or fall. Trading prices of ABC Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions that can affect the capital markets generally, including the level of, and fluctuations in, the trading prices of stocks generally and sales of substantial amounts of ABC Common Stock in the market subsequent to the offering of the STRYPES or the perception that such sales could occur.

LIMITATIONS ON OPPORTUNITY FOR EQUITY APPRECIATION; POTENTIAL LOSSES

    The opportunity for equity appreciation afforded by an investment in the STRYPES is less than the opportunity for equity appreciation afforded by a direct investment in the ABC Common Stock because the amount receivable by a Holder of a STRYPES on the Exchange Date will only exceed the issue price of such STRYPES if the Reference Property Value exceeds the Threshold
Appreciation Price (which  represents an appreciation of          %  over the
Initial Price).  Moreover, each STRYPES will entitle the Holder to receive on
the Exchange Date only          % (the percentage equal to the  Initial Price
divided by the Threshold Appreciation Price) of any appreciation of the value of the Reference Property above the Threshold Appreciation Price. See "Investment Objective and Policies--The Contract." Because the price of the Reference Property is subject to market fluctuations, the value of the Reference Property (or, in the event that the Contracting Stockholders elect the Cash Settlement Alternative, the amount of cash) received by the Trust immediately prior to the Exchange Date, determined as described herein, may be more or less than the issue price paid for the STRYPES.

NO STOCKHOLDER RIGHTS

    Holders of the STRYPES will not be entitled to any rights with respect to the Reference Property (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect of any Reference Security) unless and until such time, if any, as the Trust shall have delivered the Reference Property in exchange for STRYPES on the Exchange Date or upon earlier termination of the Trust, and unless the applicable record date, if any, for the exercise of such rights occurs after such delivery. For example, in the event that an amendment is proposed to the Restated Certificate of Incorporation or By-Laws of the Company and the record date for determining the stockholders of record entitled to vote on such amendment occurs prior to such delivery, Holders of the STRYPES will not be entitled to vote on such amendment.

    The Contracting Stockholders are not responsible for the determination or calculation of the amount receivable by Holders of the STRYPES on the Exchange Date or upon earlier termination of the Trust. The Contract between the Trust and the Contracting Stockholders is a commercial transaction and does not create any rights in, or for the benefit of, any third party, including any holder of STRYPES.

RISK RELATING TO BANKRUPTCY OF CONTRACTING STOCKHOLDERS

    The Trust believes that the Contract will constitute a "securities contract" for purposes of Title 11 of the United States Code (the "Bankruptcy Code"), performance of which would not be subject to the automatic stay provisions of the Bankruptcy Code in the event of bankruptcy of a Contracting Stockholder. It is, however, possible that the Contract will be determined not to qualify as a "securities contract" for this purpose, in which case the bankruptcy of a Contracting Stockholder may cause a delay in settlement of the Contract with such Contracting Stockholder, or otherwise subject the Contract to the bankruptcy proceedings, which could adversely affect the time of exchange or, as a result, the amount received by the Holders in respect of the STRYPES.


TAX MATTERS

    Holders will experience a taxable event upon the exchange of STRYPES to the extent that all or any of the Contracting Stockholders elect to exercise the Cash Settlement Option. Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of an election to exercise the Cash Settlement Option is uncertain. Accordingly, prospective investors in the STRYPES should consult their own tax advisers in this regard. Investors should also consult their own tax advisers concerning the proper treatment of their pro rata share of the Trust's fees and expenses, and the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the STRYPES arising under the laws of any other taxing jurisdiction. The tax consequences of investing in the STRYPES are described in greater detail under "Certain United States Federal Income Tax Considerations."


                          DESCRIPTION OF THE STRYPES

    Each STRYPES represents a proportionate share of beneficial interest in the Trust, and a total of ,000,000 STRYPES will be issued in the Offering, assuming no exercise of the Underwriters' over-allotment option. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. STRYPES have no preemptive, redemption or conversion rights. The STRYPES, when issued and outstanding, will be fully paid and nonassessable.

    Holders are entitled to one vote for each STRYPES held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially
by                                , as the initial holder of  the Trust.  The
Trust intends to hold annual meetings as required by the rules of the NYSE. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding STRYPES, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the STRYPES or to vote on other matters upon the written request of the record Holders of 51% of the STRYPES (unless substantially the same matter was voted on during the preceding 12 months).

BOOK-ENTRY SYSTEM

    The STRYPES will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of a nominee of the Depositary.

    The Depositary  has advised  the Trust and  the Underwriters as  follows:
The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

    Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective STRYPES represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in
definitive  form.   Such  limits  and such  laws  may impair  the  ability
to transfer beneficial interests in a Global Security.

    So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the STRYPES. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the STRYPES registered in their names and will not receive or be entitled to receive physical delivery of the STRYPES in definitive form and will not be considered the owners or Holders thereof.


    Payment of Reference Property or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, STRYPES registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Paying Agent or the Custodian for the STRYPES will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

    The Trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

    A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue STRYPES in definitive registered form in exchange for the Global Security representing such STRYPES. In addition, the Trust may at any time and in its sole discretion determine not to have any STRYPES represented by one or more Global Securities and, in such extent, will issue STRYPES in definitive form in exchange for all of the Global Securities representing the STRYPES. Further, if the Trust so specifies with respect to the STRYPES, an owner of a beneficial interest in a Global Security representing STRYPES may, on terms acceptable to the Trust and the Depositary for such Global Security, receive STRYPES in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of STRYPES represented by such Global Security equal in number to that represented by such beneficial interest and to have such STRYPES registered in its name.


                            TRUSTEES AND OFFICERS

    The Trustees  of the Trust consist  of        individuals,        of whom
are not "interested persons" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

    The Trustees and Officers of the Trust are:









COMPENSATION OF TRUSTEES

    The Trust will  pay each unaffiliated Trustee  a fee of $        per year
plus $       per  meeting attended and will pay  all Trustees' actual out-of-
pocket expenses  relating to attendance at meetings;  the Trust will also pay
an  annual fee of $       to members of  its audit committee and will pay all
Trustees' actual out-of-pocket expenses relating to attendance at meetings. The Trustees will not receive any pension or retirement benefits from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.


                           MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

    The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Managing Trustee will negotiate the terms of the Contract and select the U.S. Treasury Securities proposed for purchase by the Fund in accordance with and subject to the terms of the Declaration of Trust. The Trustees of the Trust will authorize the purchase of the Contract and the U.S. Treasury Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that, unless the Trust terminates prior to the Exchange Date due to the occurrence of a Reorganization Event or a Default by the Contracting Stockholders, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

    The Trust will pay all expenses incurred in the operation of the Trust, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Custodian (as defined below) and the Paying Agent (as defined below), expenses of registering the STRYPES under Federal and state securities laws, Commission fees, fees and expenses of Trustees, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Trust. See "--Estimated Expenses."

ADMINISTRATOR

    The day-to-day  affairs of the Trust will be managed by                 ,
as Trust Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on STRYPES as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and
(vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of Holders of STRYPES. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contract as described under "Investment Objective and Policies--The Contract- -Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration", or the settlement of the Contract at the Exchange Date).

    The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

    Except for its roles as Administrator, custodian, paying agent, registrar and transfer agent of the Trust, and except for its role as
Collateral Agent under the Security and Pledge Agreement,                 has
no other affiliation with, and is not engaged in any other transactions with, the Trust.

    The address of the Administrator is                     .

CUSTODIAN

    The Trust's custodian (the "Custodian") is pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent under the Security and Pledge Agreement and will hold a perfected security interest in the Reference Property and U.S. Treasury Securities or other assets consistent with the terms of the Contract pledged thereunder.

PAYING AGENT

    The transfer agent,  registrar and paying agent (the "Paying  Agent") for
the STRYPES  is                        pursuant to  a paying  agent agreement
(the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

    The Trust will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian, with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification.

ESTIMATED EXPENSES

    The Trust will pay at its inception to each of the Administrator, the Custodian and the Paying Agent, a one-time, up-front amount in respect of its fee. The anticipated Trust expenses include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, STRYPES certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the STRYPES for sale in the various states. Organization costs of the Trust in
the amount of  $        , offering costs  estimated to be $         , and the
aggregate of the one-time, up-front payments described above in the amount of
$        , will be paid from the  proceeds of the offering of the STRYPES.  A portion of the initial assets of the Trust will be used to purchase U.S. Treasury Securities with face amounts and maturities corresponding to the anticipated expenses over the term of the Trust.

    The portfolio of U.S. Treasury Securities to be purchased in respect of the anticipated expenses of the Trust will be determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. Any unanticipated expenses will be paid by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Merrill Lynch will be reimbursed by the Contracting Stockholders for all fees and expenses of the Trust paid by it.



                         DIVIDENDS AND DISTRIBUTIONS

    The Trust intends to distribute to Holders on a quarterly basis the proceeds of the U.S. Treasury Securities held by the Trust, net of any Trust expenses. The first distribution, reflecting the Trust's operations from the date
of the Offering, will be made on                  , 1997 to Holders of record
as of                           , 1997,  and will equal  $      per  STRYPES.
Thereafter, distributions will be made on                 ,                 ,
                , and                of each year to  Holders of record as of
each                  ,                 ,                  , and
, respectively. Upon termination of the Trust as described in "Investment Objective and Policies--Trust Termination," each Holder will share pro rata in any remaining net assets of the Trust.


                               NET ASSET VALUE

    The net asset value of the STRYPES will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of STRYPES outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trust under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contract will be valued at the mean of the bid prices received by the Trust from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.


           CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    Set forth in full below is the opinion of Brown & Wood LLP, counsel to the Trust, as to certain United States Federal income tax consequences of the purchase, ownership and disposition of the STRYPES. Such opinion is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change (including retroactive changes) or possible differing interpretations. The discussion below deals only with STRYPES held as capital assets and does not purport to deal with persons in special tax situations, such as financial institutions, insurance companies, regulated investment companies, dealers in securities or currencies, tax-exempt entities, or persons holding STRYPES as a hedge against currency risks or as a position in a "straddle" for tax purposes. It also does not deal with Holders of STRYPES other than original purchasers thereof (except where otherwise specifically noted herein). Moreover, the discussion below does not address the tax consequences of ownership of the Reference Property or Marketable Securities. The following discussion also does not address the tax consequences of investing in the STRYPES arising under the laws of any state, local or foreign jurisdiction. Persons considering the purchase of the STRYPES should consult their own tax advisors concerning the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the STRYPES arising under the laws of any other taxing jurisdiction.

    As used herein, the term "U.S. Holder" means a beneficial owner of STRYPES that is for United States Federal income tax purposes (i) a citizen or resident of the United States, (ii) a corporation, a partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate that is described in
Section 7701(a)(30)(D) of the Internal Revenue Code of 1986, as amended (the "Code") or a trust that is described in Section 7701(a)(30)(E) of the Code. As used herein, the term "non-U.S. Holder" means a beneficial owner of STRYPES that is not a U.S. Holder. Unless the context otherwise requires, the following opinion of Brown & Wood LLP assumes that on the Exchange Date the Reference Property consists only of shares of ABC Common Stock.

CLASSIFICATION OF THE TRUST

    The Trust will be classified as a grantor trust under subpart E, Part I of subchapter J of the Code. As such, Holders of the STRYPES will be treated for United States Federal income tax purposes as owners of a pro rata undivided interest in the Trust's assets which will consist of the U.S. Treasury Securities and the Contract. Accordingly, each Holder will be required to report on its United States Federal income tax return its pro rata share of the entire income on the Trust's assets in accordance with such Holder's regular method of tax accounting.


U.S. HOLDERS

    As previously discussed, each U.S. Holder will be considered the owner of its pro rata portion of the U.S. Treasury Securities and the Contract held by the Trust. The cost to a U.S. Holder of its STRYPES (net of its pro rata portion of the one-time fees payable to the Administrator, the Custodian and the Paying Agent) will be allocated among such U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract (in proportion to the relative fair market values thereof on the date on which the U.S. Holder acquires its STRYPES) in order to determine the U.S. Holder's initial tax basis in the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract. It is currently anticipated that approximately (17%) and approximately (83%) of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury Securities and as payments under the Contract, respectively.

    The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount which will accrue over the term of the U.S. Treasury Securities. In general, a U.S. Holder will be treated as having purchased each U.S. Treasury Security held by the Trust with original issue discount in an amount equal to the excess of the U.S. Holder's pro rata portion of the amount payable on such U.S. Treasury Security over the Holder's initial tax basis therefor as discussed above. A U.S. Holder (whether on the cash or accrual method of tax accounting) will be required to include such original issue discount in income for United States Federal income tax purposes as it accrues in accordance with a constant yield method. Because it is expected that __% or more of the Holders of STRYPES will be accrual basis taxpayers, original issue discount on any short-term U.S. Treasury Securities (i.e., any U.S. Treasury Security with a maturity of one year or less from the date it is purchased by the Trust) held by the Trust will also be currently includable in income by U.S. Holders as it accrues on a straight-line basis (unless a U.S. Holder elects to accrue such original issue discount on a constant yield basis). A U.S. Holder's tax basis in its pro rata portion of a U.S. Treasury Security will be increased by the amount of any original issue discount included in income by the U.S. Holder with respect to such U.S. Treasury Security (as described above).

    Each U.S. Holder will also be treated as having entered into a pro rata portion of the Contract. Under current law, a U.S. Holder should not be required to recognize any income, gain or loss with respect to the Contract until the Exchange Date. On the Exchange Date, if the Contracting Stockholders deliver Reference Property pursuant to the Contract, a U.S. Holder will generally not realize any taxable gain or loss upon the receipt of such Reference Property. However, a U.S. Holder will generally be required to recognize taxable gain or loss with respect to any cash received in lieu of fractional units of any Reference Security, fractional interests of any Reference Property other than cash, and any Reference Property consisting of cash. The amount of such gain or loss recognized by a U.S. Holder will be equal to the difference, if any, between the amount of cash received by the U.S. Holder and the portion of the U.S. Holder's tax basis in the Contract that is allocable to the fractional units of any Reference Security, fractional interests of any Reference Property other than cash, and any Reference Property consisting of cash. Any such taxable gain or loss attributable to cash received in lieu of fractional units of any Reference Security and fractional interests of any Reference Property other than cash will be treated as short-term capital gain or loss and, because the matter is uncertain, any such taxable gain or loss attributable to any Reference Property consisting of cash could be treated as short-term capital gain or loss, as long-term capital gain or loss (depending upon the U.S. Holder's holding period for the STRYPES), or as ordinary income or loss. A U.S. Holder will have an initial tax basis in any Reference Property (as allocated among the Reference Property in accordance with the relative fair market values thereof, as determined in the Exchange Date) received thereby on the Exchange Date (other than cash received in lieu of fractional units, fractional interests and any Reference Property consisting of cash) in an amount equal to the U.S. Holder's tax basis in the Contract less the portion of such tax basis that is allocable to any fractional units of any Reference Security, fractional interests of any Reference Property and any Reference Property consisting of cash (as described above) and will realize taxable gain or loss with respect to any such Reference Property received thereby on the Exchange Date only upon the subsequent sale or disposition by the U.S. Holder of such Reference Property. In addition, a U.S. Holder's holding period for any Reference Property received by such U.S. Holder on the Exchange Date will begin on the day immediately following the Exchange Date and will not include the period during which the U.S. Holder held the related STRYPES.

    Alternatively, if the Contracting Stockholders satisfy the Contract either partially or entirely in cash on the Exchange Date, a U.S. Holder will recognize taxable gain or loss on the Exchange Date with respect to the Contract in an amount equal to the difference, if any, between the total amount of cash received by such U.S. Holder on the Exchange Date and an amount equal to the U.S. Holder's tax basis in the Contract. It is uncertain whether such gain or loss would be treated as capital or ordinary. If such gain or loss is properly treated as capital, then such gain or loss will be treated as long-term capital gain or loss if the STRYPES has been held by the U.S. Holder for more than one year as of the Exchange Date. If such gain or loss is properly treated as ordinary gain or loss, it is possible that the deductibility of any loss recognized on the Exchange Date with respect to the Contract by a U.S. Holder who is an individual could be subject to the limitations applicable to miscellaneous itemized deductions provided for under Section 67(a) of the Code. In general, Section 67(a) of the Code provides that an individual may only deduct miscellaneous itemized deductions for a particular taxable year to the extent that the aggregate amount of the individuals's miscellaneous itemized deductions for such taxable year exceed two percent of the individual's adjusted gross income for such taxable year (the miscellaneous itemized deductions and other itemized deductions allowable to high-income individuals, however, are generally subject to further limitations under Section 68 of the Code). Prospective investors in the STRYPES who are individuals should also be aware that miscellaneous itemized deductions are not allowable in computing the United States Federal alternative minimum tax imposed by Section 55 of the Code. Prospective investors in the STRYPES are urged to consult their own tax advisors concerning the character of any gain or loss realized on the Exchange Date with respect to the Contract in the event that either (i) the Reference Property consists of cash, Reference Securities (other than ABC Common Stock) or other property or (ii) the Contracting Stockholders elect to satisfy their obligations under the Contract in cash on the Exchange Date as well as the deductibility of any such loss.

    In the event that some of the Contracting Stockholders satisfies their obligations under the Contract with Reference Property and others satisfy their obligations under the Contract with cash, a U.S. Holder would be required to apply the foregoing rules to the STRYPES held thereby on a pro rata basis in proportion to the amount of Reference Property and cash received thereby.

    Upon the sale or other disposition of a STRYPES prior to the Exchange Date, a U.S. Holder generally will be required to allocate the total amount realized by such U.S. Holder upon such sale or other disposition between the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract based upon their relative fair market values (as determined on the date of disposition). A U.S. Holder will generally be required to recognize taxable gain or loss with respect to each such component (i.e., the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract) in an amount equal to the difference, if any, between the amount realized with respect to each such component upon the sale or disposition of the STRYPES (as determined in the manner described above) and the U.S. Holder's adjusted tax basis in each such component. Any such gain or loss will generally be treated as long-term capital gain or loss if the U.S. Holder has held the STRYPES for more than one year at the time of disposition.

    An individual U.S. Holder who itemizes deductions may amortize and deduct over the term of the Trust (subject to any applicable limitations such as Section 67(a) of the Code) its pro rata portion of the one-time, up-front fees paid by the Trust to the Administrator, the Custodian and the Paying Agent, and may deduct (subject to any applicable limitations such as those in
Section 67(a) of the Code) its pro rata portion of the other expenses described under "Management Arrangements--Estimated Expenses" incurred by the Trust resulting from its ongoing operations (including the fees payable to the Trustees) as such expenses are incurred by the Trust. Counsel believes that a U.S. Holder's pro rata portion of the expenses incurred in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includable in the cost to the U.S. Holder of the STRYPES. However, there can be no assurance that the Internal Revenue Service (the "IRS") will not take a contrary view. If the IRS were to prevail in treating such expenses as excludible from a U.S. Holder's cost of the STRYPES, such expenses would not be includable in the basis of the assets of the Trust and should instead, subject to the limitations provided for under Section 67(a) of the Code, be amortizable and deductible over the term of the Trust.

POSSIBLE ALTERNATIVE CHARACTERIZATIONS OF THE CONTRACT

    Brown & Wood LLP, counsel to the Trust, believes the Contract should be treated for United States Federal income tax purposes as a prepaid forward contract for the purchase of a variable number of shares of ABC Common Stock. The IRS could conceivably take the view that the Contract should be treated as a loan to the Contracting Stockholders in exchange for a contingent debt obligation of the Contracting Stockholders. If the IRS were to prevail in making such an assertion, a U.S. Holder might be required to include original issue discount in income over the term of the STRYPES based on the excess of the anticipated value of the ABC Common Stock to be received in respect of the Contract over the amount paid for the Contract. In addition, a U.S. Holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the ABC Common Stock received on the Exchange Date (or the proceeds from prior disposition of the Contract) over the aggregate of the basis of the Contract and any interest on the Contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The IRS could also conceivably take the view that a U.S. Holder should simply include in income as interest the amount of cash actually received each year in respect of the STRYPES.


MISCELLANEOUS TAX MATTERS

    Special tax rules may apply to persons holding STRYPES as part of a "synthetic security" or other integrated investment, or as part of a straddle, hedging transaction or other combination of offsetting positions. For instance, Section 1258 of the Code may possibly require certain U.S. Holders of the STRYPES who enter into hedging transactions or offsetting positions with respect to the STRYPES to treat all or a portion of any gain realized on the STRYPES as ordinary income in instances where such gain may have otherwise been treated as capital gain. U.S. Holders hedging their positions with respect to the STRYPES or otherwise holding their STRYPES in a manner described above should consult their own tax advisors regarding the applicability of Section 1258 of the Code, or any other provision of the Code, to their investment in the STRYPES.

    If as a result of a Reorganization Event, cash, Marketable Securities, or a combination of cash and Marketable Securities is delivered pursuant to the Contract, U.S. Holders generally will be required to recognize taxable gain or loss in respect of any cash received, including cash received in lieu of fractional shares of Marketable Securities and, in some instances, in respect of any Marketable Securities received upon receipt thereof. Moreover, in some instances, U.S. Holders may be required to recognize at the time of a Reorganization Event taxable gain or loss in respect of the amount of cash (and, in some cases, Marketable Securities) which is fixed at the time of such Reorganization Event and is to be delivered pursuant to the Contract. It is uncertain whether any taxable gain or loss recognized by a U.S. Holder as a result of a Reorganization Event would be capital or ordinary. U.S. Holders are urged to consult their own tax advisors concerning the specific tax consequences of a Reorganization Event on their investment in a STRYPES.

NON-U.S. HOLDERS

    Subject to the discussion below concerning income that is effectively connected with a trade or business conducted by a non-U.S. Holder in the United States, payments of interest (including original issue discount) made with respect to the U.S. Treasury Securities will not be subject to United States withholding tax, provided that such non-U.S. Holder complies with applicable certification requirements. In general, for a non-U.S. Holder to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to a non-U.S. Holder (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two receding calendar years, a statement that (i) is signed by the beneficial owner of the U.S. Treasury Securities under penalties of perjury, (ii) certifies that such owner is not a U.S. Holder and (iii) provides the name and address of the beneficial owner. The statement may be made on an IRS Form W-8 or a substantially similar form, and the beneficial owner must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If STRYPES are held through a securities clearing organization or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in such case, the signed statement must be accompanied by a copy of the IRS Form W-8 or the substitute form provided by the beneficial owner to the organization or institution.


    Any capital gain realized in respect of STRYPES by a non-U.S. Holder will generally not be subject to United States Federal income tax if (i) such gain in not effectively connected with a United States trade or business of such non-U.S. Holder and (ii) in the case of an individual non-U.S. Holder, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States and such individual does not have a "tax home" (as defined for United States Federal income tax purposes) in the United States.

    If any interest or gain realized by a non-U.S. Holder is effectively connected with the non-U.S. Holder's conduct of a trade or business in the United States, such interest or gain will be subject to regular United States Federal income tax in the same manner as if the non-U.S. Holder were a U.S. Holder. In addition, in such event, if such non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such non-U.S. Holder in determining such non-U.S. Holder's United States branch profits tax liability.

BACKUP WITHHOLDING AND INFORMATION REPORTING

    A beneficial owner of STRYPES may be subject to information reporting and to backup withholding at a rate of 31 percent of certain amounts paid to the beneficial owner unless such beneficial owner provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules.

    Any amounts withheld under the backup withholding rules from a payment to a beneficial owner would be allowed as a refund or a credit against such beneficial owner's United States Federal income tax provided the required information is furnished to the IRS.

    PROSPECTIVE INVESTORS IN THE STRYPES SHOULD BE AWARE THAT THERE IS NO AUTHORITY DIRECTLY ADDRESSING THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE STRYPES OR SECURITIES WITH TERMS SUBSTANTIALLY THE SAME AS THE STRYPES, AND THAT NO RULING HAS BEEN REQUESTED FROM THE IRS WITH RESPECT TO THE STRYPES. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE IRS WILL AGREE WITH THE FOREGOING DISCUSSION AND THAT THE IRS WILL NOT ASSERT A CONTRARY POSITION AS TO THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE STRYPES WHICH MIGHT CAUSE THE CHARACTER AND TIMING OF INCOME, GAIN OR LOSS RECOGNIZED WITH RESPECT TO A STRYPES TO DIFFER SIGNIFICANTLY FROM SUCH CHARACTER AND TIMING DISCUSSED ABOVE. PROSPECTIVE INVESTORS IN THE STRYPES ARE THEREFORE URGED TO CONSULT WITH THEIR OWN TAX ADVISERS PRIOR TO MAKING AN INVESTMENT IN THE STRYPES.


                                 UNDERWRITING

    Subject to the terms and conditions set forth in a purchase agreement (the "Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "Underwriters"), and each of the Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated and Donaldson, Lufkin & Jenrette Securities Corporation are acting as representatives, has severally agreed to purchase the aggregate number of STRYPES set forth opposite its name below:

                                                                  NUMBER OF
                UNDERWRITER                                        STRYPES
                -----------                                      -----------
Merrill Lynch, Pierce, Fenner & Smith
          Incorporated    . . . . . . . . . . . . . . . . . . .
Donaldson, Lufkin & Jenrette Securities Corporation . . . . . .




                                                                 -----------
          Total   . . . . . . . . . . . . . . . . . . . . . . .     ,000,000

    In the Purchase Agreement, the several Underwriters have agreed, respectively, subject to the terms and conditions set forth in the Purchase Agreement, to purchase all of the STRYPES being sold pursuant to the Purchase Agreement if any of the STRYPES are purchased. In the event of a failure to close, any funds debited from any investor's account maintained with such Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

    The Underwriters have each advised the Trust that they propose initially to offer the STRYPES to the public at the public offering price set forth on the cover page of this Prospectus. The Underwriters have also advised the Trust that they propose to offer STRYPES to certain dealers at the initial
public offering price less a concession not in excess of $       per STRYPES.
Such Underwriters may allow, and such dealers  may reallow, a discount not in
excess of $        per STRYPES to  certain other dealers.  After the  initial public offering, the public offering price, concession and discount may be changed. The sales load of $ per STRYPES is equal to % of the initial public offering price. Investors must pay for any STRYPES purchased in the
initial public offering on or before           , 1997.

    The Trust has granted the Underwriters an option, exercisable for 30 days from the date of this Prospectus to purchase up to an aggregate of additional STRYPES to cover over-allotments, if any, at the initial public offering price less the sales load. To the extent the Underwriters exercise such option, the Underwriters will have a firm commitment, subject to certain conditions, to purchase a number of option STRYPES.

    Prior to the Offering, there has been no public market for the STRYPES. Application will be made to list the STRYPES on the NYSE.

    The Contracting Stockholders have agreed not to offer, sell, contract to sell or otherwise dispose of, directly or indirectly, or cause to be filed a registration statement under the Securities Act with respect to, any shares of ABC Common Stock, securities convertible into, exchangeable for or repayable with such shares or rights or warrants to acquire such shares, for a period of ( ) days after the date of this Prospectus without the prior written consent of Merrill Lynch, subject to certain exceptions.

    Each of the Company and the Contracting Stockholders have agreed to indemnify the Underwriters against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended (the "1933 Act").



                                LEGAL MATTERS

    Certain legal matters will be passed upon for the Trust and for the Underwriters by their counsel, Brown & Wood LLP, New York, New York.


                                   EXPERTS

    The statement  of  assets,  liabilities  and  capital  included  in  this
Prospectus has been  audited by                                 , independent
auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.


                            ADDITIONAL INFORMATION

    The Trust has filed with the Commission, Washington D.C. 20549, a Registration Statement under the 1933 Act with respect to the STRYPES offered hereby. Further information concerning the STRYPES and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder of ABC STRYPES Trust:

We have audited the accompanying statement of assets, liabilities and capital
of ABC STRYPES Trust as of               , 1997.  This financial statement is
the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of ABC STRYPES Trust, as of
       , 1997 in conformity with generally accepted accounting principles.



New York, New York

            , 1997


                 STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                                                    , 1997


ASSETS

Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 100,000
Deferred organization and offering costs (Note 1) . . . . . . . . .
                                                                     --------
    Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . .  $
                                                                     ========

LIABILITIES

Deferred organization and offering costs payable (Note 1) . . . . .  $
                                                                     ========

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $
                                                                     ========

CAPITAL

STRYPES, par value $.10 per share;
               shares authorized;
  shares issued and outstanding (Note 1)  . . . . . . . . . . . . .  $

Paid-in Capital in excess of par  . . . . . . . . . . . . . . . . .
                                                                     --------

    Total Capital-Equivalent of $
      net asset value per share of
      STRYPES (Note 1)  . . . . . . . . . . . . . . . . . . . . . .  $
                                                                     ========


(1) The Trust was established as a Delaware business trust on October 25, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred by the Trust in connection with its organization,
    estimated at  $            , will  be amortized on a  straight-line basis
    over a three-year period beginning at the commencement of operations of the Trust.

(2) Offering expenses,  estimated at  $               , will be  payable upon
    completion of the offering and will be charged to capital upon the commencement of operations of the Trust.


  ====================================    ===================================

    NO PERSON  HAS BEEN  AUTHORIZED TO
  GIVE ANY INFORMATION OR TO  MAKE ANY
  REPRESENTATIONS  NOT   CONTAINED  IN
  THIS  PROSPECTUS  AND, IF  GIVEN  OR
  MADE,     SUCH     INFORMATION    OR
  REPRESENTATIONS  MUST NOT  BE RELIED         ,000,000 STRYPES(SERVICE MARK)
  UPON  AS HAVING  BEEN AUTHORIZED  BY
  THE   TRUST  OR   THE  UNDERWRITERS.
  THIS PROSPECTUS DOES NOT  CONSTITUTE
  AN OFFERING OF  ANY SECURITIES OTHER
  THAN  THE  REGISTERED SECURITIES  TO
  WHICH IT RELATES OR  AN OFFER TO ANY
  PERSON IN ANY  STATE OR JURISDICTION
  OF THE UNITED STATES OR  ANY COUNTRY              ABC STRYPES TRUST
  WHERE SUCH OFFER  WOULD BE UNLAWFUL.
  NEITHER   THE   DELIVERY   OF   THIS
  PROSPECTUS   NOR   ANY   SALE   MADE
  HEREUNDER    SHALL,     UNDER    ANY
  CIRCUMSTANCES,      CREATE       ANY
  IMPLICATION THAT  THERE HAS  BEEN NO
  CHANGE  IN THE  FACTS  SET FORTH  IN            ____________________
  THIS  PROSPECTUS OR  IN THE  AFFAIRS
  OF  THE   COMPANY  SINCE   THE  DATE
  HEREOF  OR  SINCE  THE  DATES  AS OF                 PROSPECTUS
  WHICH   INFORMATION  IS   SET  FORTH
  HEREIN.                                         ____________________

             ______________

            TABLE OF CONTENTS

                                  Page
                                  ----             MERRILL LYNCH & CO.


  Prospectus Summary  . . . . . .             DONALDSON, LUFKIN & JENRETTE
  Fee Table . . . . . . . . . . .                SECURITIES CORPORATION
  The Trust . . . . . . . . . . .
  Use of Proceeds . . . . . . . .
  Investment Objective and Policies
  Investment Restrictions . . . .
  Risk Factors  . . . . . . . . .
  Description of the STRYPES  . .
  Trustees and Officers . . . . .
  Management Arrangements . . . .
  Dividends and Distributions . .
  Net Asset Value . . . . . . . .
  Certain United States Federal
    Income Tax Considerations . .         (Service Mark) Service mark of
  Underwriting  . . . . . . . . .                   Merrill Lynch & Co., Inc.
  Legal Matters . . . . . . . . .
  Experts . . . . . . . . . . . .
  Additional Information  . . . .
  Independent Auditors' Report  .
  Statement of Assets, Liabilities
    and Capital . . . . . . . . .

   Prospectus relating to Common Stock
             of ABC Company


             -------------------

      UNTIL                 , 1997 (25                       , 1997
  DAYS AFTER  THE COMMENCEMENT  OF THE
  OFFERING),  ALL  DEALERS   EFFECTING
  TRANSACTIONS    IN   THE    STRYPES,
  WHETHER  OR  NOT  PARTICIPATING   IN
  THIS  DISTRIBUTION, MAY  BE REQUIRED
  TO  DELIVER  A   PROSPECTUS.    THIS
  DELIVERY REQUIREMENT IS IN  ADDITION
  TO  THE  OBLIGATION  OF  DEALERS  TO
  DELIVER A PROSPECTUS  WHEN ACTING AS
  UNDERWRITERS  AND  WITH  RESPECT  TO
  THEIR    UNSOLD    ALLOTMENTS     OR
  SUBSCRIPTIONS.

  ====================================    ===================================


THE FOLLOWING PROSPECTUS OF ABC COMPANY IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF ABC COMPANY DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF ABC STRYPES TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.




                               (ABC Prospectus)






                                    PART C

                              OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

    1.  FINANCIAL STATEMENTS
        Independent Auditors' Report

        Statement of Assets, Liabilities and Capital as of           , 1997

    2.  EXHIBITS

        (a)(1)   Trust Agreement/*/
           (2)   Certificate of Trust/*/
        (b)      Not applicable
        (c)      Not applicable
        (d)(1)   Specimen certificate for STRYPES/**/
           (2) Portions of the Declaration of Trust of the Registrant defining the rights of Holders of STRYPES/**/
        (e)      Not applicable
        (f)      Not applicable
        (g)      Not applicable
        (h)(1)   Form of Purchase Agreement/**/
           (2)   Merrill Lynch Standard Dealer Agreement/**/
        (i)      Not applicable
        (j)      Custodian Agreement/**/
        (k)(1)   Paying Agent, Registrar and Transfer Agent Agreement/**/
           (2)   Form of Forward Purchase Contract/**/
        (l)      Opinion and Consent of Brown & Wood LLP,
                 counsel to the Trust/**/
        (m)      Not applicable
        (n)      Consent of                         , independent auditors
                 for the Trust/**/
        (o)      Not applicable
        (p)      Certificate of                          /**/
        (q)      Not applicable
        (r)      Financial Data Schedule/**/

___________________

/*/   Previously filed.
/**/  To be filed by amendment.


ITEM 25.     MARKETING ARRANGEMENTS

    See Exhibits (h)(1), (h)(2) and (h)(3) to this Registration Statement.

ITEM 26.     OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


SEC Registration fees . . . . . . . . . . . . . . . . . . . . . .  $        *

NYSE listing fee. . . . . . . . . . . . . . . . . . . . . . . . .           *

Printing (other than certificates). . . . . . . . . . . . . . . .           *
Engraving and printing certificates . . . . . . . . . . . . . . .           *
Fees and expenses of qualification under state securities laws
   (including fees of counsel). . . . . . . . . . . . . . . . . .           *
Accounting fees and expenses. . . . . . . . . . . . . . . . . . .           *
Legal fees and expenses . . . . . . . . . . . . . . . . . . . . .           *
NASD fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .           *
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .           *
                                                                   ----------
       Total  . . . . . . . . . . . . . . . . . . . . . . . . . .  $        *
                                                                   ==========

_______________

/*/  To be furnished by amendment.


ITEM 27.     PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.


ITEM 28.     NUMBER OF HOLDERS OF SECURITIES

    There will be one record holder of the STRYPES as of the effective date of this Registration Statement.


ITEM 29.     INDEMNIFICATION

    Article        of the Declaration of Trust and the Purchase Agreement and
Registration Agreement provide for indemnification.


    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 30.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    The Trust is internally managed and does not have an investment adviser.



ITEM 31.     LOCATION OF ACCOUNTS AND RECORDS

    All accounts,  books and  other documents  required to  be maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant
(                                         ), its custodian (
                     ) and its paying agent (                              ).


ITEM 32.     MANAGEMENT SERVICES

    Not applicable.


ITEM 33.     UNDERTAKINGS

    (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if
(1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

    (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.


                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 3rd day of February, 1997.


                             ABC STRYPES TRUST



                             By:  /s/ Douglas R. Robinson
                                  ------------------------
                                      Douglas R. Robinson
                                              Trustee




    Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to its Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

         Name                           Title                     Date
         ----                           -----                     ----


   /s/ Douglas R. Robinson   Principal Executive Officer,    February 3, 1997
   -----------------------   Principal Financial Officer,
       Douglas R. Robinson   Principal Accounting Officer
                             and Trustee